S000011205 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
Dodge & Cox Income – Class I
Prospectus [Line Items]
Average Annual Return, Percent		2.26%	1.26%	2.47%
Dodge & Cox Income – Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.55%	(0.21%)	1.04%
Dodge & Cox Income – Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.34%	0.38%	1.30%
Dodge & Cox Income – Class X
Prospectus [Line Items]
Average Annual Return, Percent	[1]	2.34%	1.31%	2.49%

[1]	The Fund’s Class X shares launched on May 1, 2022. In the table above, Class X returns for periods prior to its launch are calculated using performance of the Fund’s Class I shares.